SUPPLEMENT TO

CALVERT HIGH YIELD BOND FUND

Calvert Income Funds Prospectus
Class I (Institutional)
dated January 31, 2012

Date of Supplement: November 1, 2012

Effective November 1, 2012, Calvert Investment Management, Inc. (the "Advisor") has agreed to contractually limit direct net annual fund operating expenses for Class I of Calvert High Yield Bond Fund (the "Fund") to 0.74% through January 31, 2014.

To reflect the new expense limitation, the table contained under "Fees and Expenses of the Fund" for Calvert High Yield Bond Fund on page 11 of the Prospectus is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.22%
Total annual fund operating expenses	0.97%
Less fee waiver and/or expense reimbursement [1]	(0.23%)
Net expenses	0.74%

[1] The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.74% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

The table contained under "Fees and Expenses of the Fund - Example" for Calvert High Yield Bond Fund on page 11 of the Prospectus is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$7,558	$28,486	$50,879	$113,959